Gains on Derivative Instruments and Other Financial Items, Net -Financial Items (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Amortization of debt guarantees	$ 1,544	$ 2,052
Foreign exchange (loss)/gain on operations	(1,444)	1,548
Financing arrangement fees and other related costs	(900)	(6,565)
Others	(257)	(278)
Other financial items, net	$ (1,057)	$ (3,243)